Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits, by Type [Abstract]
Checking Accounts	$ 155,765,968	$ 143,422,150
Money Market Accounts	229,016,993	234,819,052
Statement Savings Accounts	31,191,828	28,622,933
Total	415,974,789	406,864,135
Certificate Accounts	236,121,756	253,251,029
Total Deposits	$ 652,096,545	$ 660,115,164
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.03%	0.03%
Money Market Accounts, Weighted Rate	0.16%	0.19%
Statement Savings Accounts, Weighted Rate	0.10%	0.10%
Total, Weighted Rate	0.11%	0.13%
Certificate Accounts, Weighted Rate	0.69%	0.79%
Total Deposit, Weighted Rate	0.32%	0.38%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 42,500,000	$ 38,800,000
Weighted Average Rate Domestic Deposit, Brokered	0.94%	1.14%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 11,500,000
Time Deposits, $100,000 or More	132,000,000	$ 140,000,000
Overdrafts reclassified to loans	$ 46,000	$ 132,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.10%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.04%	0.05%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.15%
Interest Rate Domestic Deposit, Money Market	0.17%	0.20%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.20%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.52%	3.01%
Interest Rate Domestic Deposit	2.52%	3.01%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 51,479,431	$ 42,014,738
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 8,886,814	25,605,349
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 0	172,598
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 175,755,511
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 185,458,344